Derivative financial instruments and Short positions (Details 8) - Hedge Structure - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Portion Accumulated
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	R$ (1,381,156)	R$ (388,446)	R$ 0
Eurobonds	0	0	13,163
Bonds (LEA)	(191,472)	(1,200)	0
Resolution 2770	689	304	0
Trade Finance Off	(58,020)	(57,386)	20,471
Total	(1,629,959)	(446,728)	33,634
Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	0	0	0
Eurobonds	0	0	0
Bonds (LEA)	0	0	0
Resolution 2770	0	0	0
Trade Finance Off	0	0	0
Total	R$ 0	R$ 0	R$ 0